Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net loss	$ (63,516)	$ (48,955)	$ (38,929)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	8,060	6,870	4,451
Depreciation	843	625	292
Noncash interest expense	1,698	1,161	590
Change in fair value of preferred stock warrants			(37)
Accretion of discount on investments, net	161	(248)	(19)
Loss on disposal of property and equipment	1,212
Gain on lease modification	(1,439)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	2,502	(208)	(679)
Accounts payable	(58)	1,260	304
Accrued liabilities	(8,911)	4,127	2,946
Deferred license revenue	(36)	(36)	(41)
Other	246	935	(11)
Net cash used in operating activities	(59,238)	(34,469)	(31,133)
INVESTING ACTIVITIES
Proceeds from the sale/maturity of marketable securities	93,473	68,524	43,725
Purchases of marketable securities	(51,163)	(70,746)	(70,797)
Purchases of property and equipment	(428)	(1,968)	(655)
Proceeds from sale of property and equipment	437		20
Net cash provided by (used in) investing activities	42,319	(4,190)	(27,707)
FINANCING ACTIVITIES
Proceeds from issuance of notes payable, net of issuance costs		26,325
Cash paid on extinguishment of debt		(8,631)
Principal payments on notes payable	(23,155)	(3,000)	(7,200)
Proceeds from issuance of common stock	551	661	507
Proceeds from offering of common stock, net of issuance costs	7,696	28,200	88,618
Proceeds from issuance of convertible promissory notes, net of issuance costs			7,338
Cash paid for deferred equity issuance costs		(16)
Net cash (used in) provided by financing activities	(14,908)	43,539	89,263
Net increase (decrease) in cash and cash equivalents	(31,827)	4,880	30,423
Cash and cash equivalents, beginning of period	40,813	35,933	5,510
Cash and cash equivalents, end of period	8,986	40,813	35,933
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	$ 2,290	1,522	1,210
Allowance for tenant improvements included in deferred rent		1,243
Property and equipment purchases included in accounts payable and accrued liabilities		178	111
Fair value of common stock warrants issued in connection with notes payable		479
Convertible preferred stock converted into shares of common stock			131,410
Convertible promissory notes principal and accrued interest converted into shares of common stock			11,057
Preferred stock warrant liabilities converted into warrants to purchase shares of common stock			89
Deferred equity issuance costs paid in previous periods reclassified to equity on effective date of initial public offering			1,574
Deferred equity issuance costs in accounts payable and accrued liabilities		$ 310	$ 96